Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

The following tables present the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	2011
	Level 1	Level 2	Level 3(2)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,778.0	$7.8	$—	$1,785.8
U.S government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,251.1	124.5	10,375.6
Foreign	—	5,525.2	56.9	5,582.1
Residential mortgage-backed securities	—	2,245.1	60.7	2,305.8
Commercial mortgage-backed securities	—	2,001.9	—	2,001.9
Other asset-backed securities	—	600.8	72.8	673.6
Equity securities, available-for-sale	11.4	—	16.3	27.7
Derivatives:
Interest rate contracts	4.0	1,534.4	—	1,538.4
Foreign exchange contracts	—	9.7	—	9.7
Equity contracts	26.5	—	33.6	60.1
Credit contracts	—	0.9	—	0.9
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	2,760.7	5.8	—	2,766.5
Assets held in separate accounts	39,356.9	—	—	39,356.9
Total	$43,937.5	$22,206.4	$364.8	$66,508.7

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIA")	$—	$—	$1,282.2	$1,282.2
GMAB/GMWB/GMWBL(1)	—	—	2,229.9	2,229.9
Embedded derivative on reinsurance	—	230.9	—	230.9
Derivatives:
Interest rate contracts	—	520.0	—	520.0
Foreign exchange contracts	—	42.4	—	42.4
Equity contracts	3.3	—	25.1	28.4
Credit contracts	—	1.2	12.9	14.1
Total	$3.3	$794.5	$3,550.1	$4,347.9
(1)Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB"), Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").
(2)Level 3 net assets and liabilities accounted for (5.1)% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (14.0)%.

	2010
	Level 1	Level 2	Level 3(2)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,552.3	$60.4	$—	$1,612.7
U.S government agencies and authorities	—	24.3	—	24.3
U.S. corporate, state and municipalities	—	9,491.1	40.1	9,531.2
Foreign	—	5,389.1	9.8	5,398.9
Residential mortgage-backed securities	—	2,027.7	198.6	2,226.3
Commercial mortgage-backed securities	—	2,198.9	—	2,198.9
Other asset-backed securities	—	458.2	644.8	1,103.0
Equity securities, available-for-sale	52.6	—	13.5	66.1
Derivatives:
Interest rate contracts	2.6	105.9	12.0	120.5
Foreign exchange contracts	—	5.1	—	5.1
Equity contracts	12.4	—	95.3	107.7
Credit contracts	—	3.2	—	3.2
Embedded derivative on reinsurance	—	20.9	—	20.9
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,155.8	—	—	1,155.8
Assets held in separate accounts	44,413.3	—	—	44,413.3
Total	$47,189.0	$19,784.8	$1,014.1	$67,987.9

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIA")	$—	$—	$1,165.5	$1,165.5
GMAB/GMWB/GMWBL(1)	—	—	490.2	490.2
Derivatives:
Interest rate contracts	—	413.3	0.3	413.6
Foreign exchange contracts	—	42.1	—	42.1
Equity contracts	0.8	—	16.0	16.8
Credit contracts	—	0.1	14.4	14.5
Total	$0.8	$455.5	$1,686.4	$2,142.7
(1)Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB"), Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").
(2)Level 3 net assets and liabilities accounted for (1.0)% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (3.1)%.

Transfers in and out of Level 1 and 2

There were no transfers between Levels 1 and Level 2 for the year ended December 31, 2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2. These securities for the year ended December 31, 2010, include U.S. Treasury strips of $79.4 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company's use of commercial pricing services to value certain CMOs which commenced in  the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS, and RMBS, including certain CMO assets and subprime RMBS. During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2011, $157.1 and $17.7 billion of a total of $22.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company's internal pricing models utilize the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor's (“S&P”) 500 Index prices, and London Interbank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's own credit risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed riders for GMABs, GMWBs and GMBWLs in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company also records for its FIA contracts an embedded derivative liability for interest payments to contract holders above the minimum guaranteed interest rate, in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING V and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING V credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs, GMWBs and GMWBLs in the Company's valuation models to incorporate credit risk into the fair values of these investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.